Transactions with Affiliates - Affiliate Asset Contributions and Distributions Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Partners’ capital adjustment	[1],[2]	$ (58,835)	$ (3,189)	$ 451
Western Gas Partners, LP [Member] | Purchases [Member] | Affiliates [Member]
Related Party Transaction [Line Items]
Cash consideration - purchases		(254)	(3,910)	(3,965)
Net carrying value		59,089	5,283	3,496
Partners’ capital adjustment		58,835	1,373	(469)
Western Gas Partners, LP [Member] | Sales [Member] | Affiliates [Member]
Related Party Transaction [Line Items]
Cash consideration - sales		0	0	623
Net carrying value		0	0	(605)
Partners’ capital adjustment		$ 0	$ 0	$ 18

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Includes $(1.4) million related to pipe and equipment purchases and $(1.8) million related to other assets for the year ended December 31, 2017. See Note 6.